GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ 6,515,038	$ 1,699,389
Accumulated deficits	22,575,046		$ 16,303,616
Working capital deficit	$ 5,970,000